2. Equipment (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equipment Details
Test vehicles	$ 124,687	$ 124,687
Other	5,000
Total	129,687	$ 124,687
Less: accumulated depreciation	(12,635)	(6,234)
Equipment, net	$ 117,052	$ 118,453